Leases - Schedule of Supplemental Disclosure Of Cash Flow Information Related To The Lease (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 6,567
Operating lease liabilities arising from obtaining right-of-use asset	$ 0